Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 10. Related Party Transactions

Deep Borehole Demonstration Center. Deep Isolation, Inc. is a member of the Deep Borehole Demonstration Center (“DBDC”). The DBDC is a 501(3)c non-profit that is seeking to obtain multinational membership and funding to demonstrate borehole disposal technology. Deep Isolation employees fill the positions of Chair of the Board, Secretary and Treasurer for the DBDC. The DBDC has external members and independent directors, but was started by Deep Isolation Inc. and Deep Isolation Inc. continues to be involved in the organization. This includes an Administrative Services Agreement that allows Deep Isolation to charge the DBDC for the time the Secretary and Treasurer spend on DBDC business. The amount payable to Deep Isolation from the DBDC was $117 thousand and $128 thousand as of December 31, 2025 and 2024, respectively, which are fully reserved as of the respective year-ends.

NAC International, Inc. NAC International, Inc. (“NAC”) is a shareholder in Deep Isolation Nuclear Inc. NAC also provides services to Deep Isolation for revenue generating contracts and has rights to manufacture canisters for Deep Isolation. As of December 31, 2025, Deep Isolation had an outstanding payable to NAC of $60 thousand, while there were outstanding amounts payable to NAC of $51 thousand as of December 31, 2024.

Deep Fission, Inc. Deep Fission, Inc., a company co-founded by Deep Isolation’s co-founders and Board Chair is a related party. In 2026, Deep Isolation anticipates providing certain services to Deep Fission.

Below is a summary of related party activities for the years ended December 31, 2025 and 2024:

Related Party	Balance Sheet Account	As of December 31, 2024	Expenses Incurred (COS)	Revenue	Cash Received / Paid	As of December 31, 2025

DBDC	Accounts Receivable	$128	$-	$32	$(43)	$117
NAC	Accounts Payable	51	106	-	(97)	60
Deep Fission	Accounts Receivable	-	-	50	(50)	-

Related Party	Balance Sheet Account	As of December 31, 2023	Expenses Incurred (COS)	Revenue	Cash Received / Paid	As of December 31, 2024

DBDC	Accounts Receivable	$145	$-	$25	$(42)	$128
NAC	Accounts Payable	-	366	-	(315)	51
Deep Fission	Accounts Receivable	-	-	-	-	-